Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
As of December 31, 2019 and 2018, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2019		2018
	US dollar	Other currencies	US dollar	Other currencies
Assets	$547,320	$1,093	$484,443	$1,108
Liabilities	(1,042,661)	(1,641)	(637,953)	(103,096)
	$(495,341)	$(548)	$(153,510)	$(101,988)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2019 and 2018 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2019
Expected credit loss rate	0.0%	0.0%	2.3%	27.4%
Gross carrying value	$214,850	$18,398	$7,976	$51,748	$292,972
Expected credit losses during the lifetime	-	-	185	14,200	14,385

As of December 31, 2018
Expected credit loss rate	0.0%	0.0%	0.6%	27.4%
Gross carrying value	$100,116	$11,275	$11,168	$78,977	$201,536
Expected credit losses during the lifetime	-	-	645	21,658	22,303

Contractual Maturities of Financial Liabilities
As of December 31, 2019 and 2018, the financial liabilities of Grupo TMM have contractual maturities (including interest payments as applicable) are summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 months	1 to 4 years	More than 4 Years
At December 31, 2019
Trade payables	$-	$262,159	$-	$-
Accounts payable and accrued expenses	-	499,529	46,742	-
Leasing liabilities	34,908	25,670	130,238	396,543
Financial debt	55,139	84,050	113,288	5,449
	$90,047	$871,408	$290,268	$401,992

	Current		Non-Current
	In 6 months	6 to 12 months	1 to 4 years	More than 4 Years
At December 31, 2018
Trade payables	$-	$262,090	$-	$-
Accounts payable and accrued expenses	-	357,523	-	-
Financial debt	83,185	140,177	392,063	-
	$83,185	$759,790	$392,063	$-

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the peso had strengthened or weakened against the USD by 22.10% for 2019 and 0.04% for 2018, this would have had the following impact on the monetary position:

	2019		2018
	22.10% Increase in the exchange rate	22.10% Decrease in the exchange rate	0.04% Increase in the exchange rate	0.04% Decrease in the exchange rate
Assets in US dollars	$120,944	$(120,944)	$155	$(155)
Assets in other currencies	242	(242)	(204)	204
Liabilities in US dollars	(230,401)	230,401	(33)	33
Liabilities in other currencies	(363)	363	-	-
	$(109,578)	$109,578	$(82)	$82

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The following table illustrates the sensitivity in profit or loss at December 31, 2019 and 2018 to a reasonably possible change in the interest rates of +/- 7.05% and 1%, respectively. These changes are considered to be reasonably possible based on the current market conditions. The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2019		2018
	+7.05% Variance	-7.05% Variance	+1% Variance	-1% Variance
Profit or loss for the year	$(1,698)	$1,698	$(1,439)	$1,439